Definition of Terms in Portfolio Name	Oct. 08, 2026
Fund Name Disclosure [Line Items]
Portfolio Name	California Municipal Portfolio of Funds Trust, Series 8
Definition of Rule 35d-1 Term in Fund Name [Text Block]	It is a fundamental policy of the trust that, under normal circumstances, the trust will invest at least 80% of its net assets in funds so that at least 80% of the income the trust distributes will be exempt from federal and California income tax.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objectives by investing in a portfolio of the common stock of closed-end investment companies, known as closed-end funds (“CEFs”) and exchange-traded funds (“ETFs”) whose portfolios consist primarily of municipal bonds issued by California issuers. The CEFs and ETFs are collectively referred to as the “funds.” For the CEF segment of the portfolio, each of the CEFs in the trust’s portfolio was selected with consideration for its ability, in the view of the sponsor, to maintain consistent dividend distributions exempt from regular federal and California income taxes. When selecting the CEFs for the trust, the following factors, among others, were considered by the sponsor: (i) the credit quality of the municipal bonds in the portfolios of the CEFs; and (ii) the yield and price of the shares of the CEFs and potential income to unitholders of the trust. The CEFs may have policies to invest in securities of varying maturity and/or credit quality. The sponsor used no maturity policies in selecting the CEFs for the trust but did consider the weighted average credit quality of the CEF portfolios, seeking to identify CEFs with investment grade quality weighted averages overall at the time of selection based upon the underlying credit ratings of the municipal bonds in each selected CEF using publicly available information. For the ETF segment of the portfolio, the sponsor considered the following factors, among others, when selecting the ETFs for the trust: (i) expense ratios of the ETFs; (ii) dividends paid by the ETFs; (iii) historical performance of the ETFs; (iv) total assets of the ETFs; and (v) the credit quality of the municipal bonds in the portfolios of the ETFs and seeking to identify ETFs with investment grade quality weighted averages overall at the time of selection based upon the underlying credit ratings of the municipal bonds in each selected ETF using publicly available information. Income for this purpose does not include return of capital. However, income distributed by the trust may be subject to the alternative minimum tax on individuals. Certain funds held by the trust may invest in high-yield debt obligations (“junk bonds”). The funds held by the trust invest in municipal bonds that are fixed-rate obligations and will decline in value with increases in interest rates, an issuer’s worsening financial condition or a drop in bond ratings.